Equity (Details) - Schedule of Other Comprehensive Income from Available for Sale Investments and Cash Flow Hedges - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt instruments at FVOCI
As of beginning of period	$ (109,392)	$ (112,223)	$ 102,855
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	145,257	23,004	(233,109)
Recycling from other comprehensive income to income for the year
Net realized gains	(125,613)	(20,173)	18,031
Subtotals	19,644	2,831	(215,078)
As of end of period	(89,748)	(109,392)	(112,223)
Cash flow hedges
As of beginning of period	(118,838)	(373,581)	(136,765)
Gains (losses) on the re-measurement of cash flow hedges, before tax	243,366	298,029	(211,122)
Recycling adjustments on cash flow hedges, before tax	(40,112)	(43,286)	(25,694)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction
Subtotals	203,254	254,743	(236,816)
As of end of period	84,416	(118,838)	(373,581)
Other comprehensive income, before taxes	(5,332)	(228,230)	(485,804)
Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	24,231	29,536	31,650
Income tax relating to cash flow hedges	(22,792)	32,086	100,867
Total	1,439	61,622	132,517
Other comprehensive income, net of tax	(3,893)	(166,608)	(353,287)
Shareholders of the Bank	(5,242)	(167,147)	(353,849)
Non-controlling interest	$ 1,349	$ 539	$ 562